RETAINED PROFITS (Details) - Schedule of Retained Profits - Retained earnings [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		£ 36,749
Profit for the year		4,108
Capital transactions with parent
Dividends paid		(11,022)	£ (2,650)	£ (3,040)
Capital repayments		(2,975)
Capital contributions received		265	432	323
Return of capital contributions		(9)	(77)	(441)
		(13,741)
Distributions on other equity instruments, net of tax		(201)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(111)
Redemption of preference shares			(600)	(1,840)
Post-retirement defined benefit scheme remeasurements		120	482	(1,028)
Share of other comprehensive income of associates and joint ventures		8
Gains and losses attributable to own credit risk (net of tax)	[1]	389
Ending Balance		27,321	36,749
The Group [member] | Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		37,718	36,231	3,868
Profit for the year			4,139	1,102
Capital transactions with parent
Dividends paid			(2,650)	(3,040)
Capital contributions received			432	323
Return of capital contributions			(77)	(441)
			(2,295)	(3,158)
Distributions on other equity instruments, net of tax			(199)	(86)
Redemption of preference shares			(600)	(1,840)
Capital restructuring				37,373
Post-retirement defined benefit scheme remeasurements			482	(1,028)
Gains and losses attributable to own credit risk (net of tax)	[1]		(40)
Ending Balance			37,718	36,231
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		(969)
Capital transactions with parent
Ending Balance			(969)
The Bank [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		52,843
Profit for the year		6,067
Capital transactions with parent
Dividends paid		(11,022)	(2,650)	(3,040)
Capital repayments		(2,975)
Capital contributions received		265	432	323
Return of capital contributions		(9)	(77)	(441)
		(13,741)
Distributions on other equity instruments, net of tax		(201)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(144)
Redemption of preference shares			(600)	(1,840)
Post-retirement defined benefit scheme remeasurements		(162)	332	(498)
Gains and losses attributable to own credit risk (net of tax)		389
Adjustment on vesting of businesses			278
Ending Balance		45,051	52,843
The Bank [member] | Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		53,145	50,390	16,646
Profit for the year			5,279	1,953
Capital transactions with parent
Dividends paid			(2,650)	(3,040)
Capital contributions received			432	323
Return of capital contributions			(77)	(441)
			(2,295)	(3,158)
Distributions on other equity instruments, net of tax			(199)	(86)
Redemption of preference shares			(600)	(1,840)
Capital restructuring				37,373
Post-retirement defined benefit scheme remeasurements			332	(498)
Gains and losses attributable to own credit risk (net of tax)			(40)
Adjustment on vesting of businesses			278
Ending Balance			53,145	£ 50,390
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		£ (302)
Capital transactions with parent
Ending Balance			£ (302)

[1]	During 2017 the Group and the Bank derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of 3 million, net of tax, had been recognised directly in retained profits (2018: nil; 2016: nil).